Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Income from equity accounted investment in Juanicipio	$ 92,875	$ 65,099
General and administrative expenses	(14,790)	(13,461)
General exploration and business development	(642)	(736)
Operating income	77,443	50,902
Interest income	4,611	2,594
Other income	1,969	1,017
Financing costs	(726)	(133)
Foreign exchange loss	(480)	(144)
Income before income tax	82,817	54,236
Deferred income tax expense	(5,038)	(5,577)
Net income	77,779	48,659
Other comprehensive income (loss)
Unrealized gain (loss) on equity securities	1	(3)
Total comprehensive income	$ 77,780	$ 48,656
Basic earnings per share (in dollars per share)	$ 0.75	$ 0.47
Diluted earnings per share (in dollars per share)	$ 0.75	$ 0.47
Basic (in shares)	103,157,768	102,486,986
Diluted (in shares)	104,174,855	103,130,553